Current and non-current provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Changes in Current and Non-Current Provisions
Changes in the Group’s current and non-current provisions were as follows:

	Warranties	Employee benefits	Litigation	Other	Total
Balance as of January 1, 2023	123,529	13,418	—	4,063	141,010
Additions	91,240	2,832	35,676	19,702	149,450
Utilization	(44,995)	(11,704)	—	(13,053)	(69,752)
Reversals	(17,091)	(1,825)	—	(2,242)	(21,158)
Unwinding of discount and effect in changes due to discount rate	(10,975)	—	—	—	(10,975)
Calculated translational difference	2,985	501	—	292	3,778
Balance as of December 31, 2023	$144,693	$3,222	$35,676	$8,762	$192,353
of which current	44,582	2,139	35,676	6,348	88,745
of which non-current	100,111	1,083	—	2,414	103,608

Balance as of January 1, 2024	144,693	3,222	35,676	8,762	192,353
Additions	71,821	259	—	13,562	85,642
Utilization	(41,579)	(1,154)	(5,082)	(11,012)	(58,827)
Reversals	(40,186)	(215)	(3,459)	(180)	(44,040)
Unwinding of discount and effect in changes due to discount rate	3,075	—	—	—	3,075
Calculated translational difference	(9,233)	(1,210)	—	(234)	(10,677)
Balance as of December 31, 2024	$128,591	$902	$27,135	$10,898	$167,526
of which current	36,640	902	27,135	8,092	72,769
of which non-current	91,951	—	—	2,806	94,757